Financial instruments (Q2) (Details) - USD ($)	6 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Financial Instruments [Abstract]
Cash	$ 16,665	$ 21,106
Current liabilities	22,005,049	$ 8,504,268
Credit Risk [Member]
Financial Instruments [Abstract]
Carrying value of financial assets	992,488
Liquidity Risk [Member]
Financial Instruments [Abstract]
Cash	16,665
Current liabilities	$ 9,975,493
Financial instruments contractual obligations period	1 year